SCHEDULE OF CHANGES IN ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Prepayments And Deposits
Beginning balance
Addition	121,514
Write off
Exchange rate effect	(419)
Ending balance	$ 121,095